Segments and Geographical Information - Geographical Segment Report (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenue	$ 4,358		$ 4,194		$ 4,402
Property, plant and equipment	1,070		1,063		1,164
Gross capital expenditures property, plant and equipment	251		221		258
Depreciation property, plant and equipment	247	[1]	290	[1]	359	[1]
China [Member]
Segment Reporting Information [Line Items]
Total revenue	1,699		1,514		1,496
Property, plant and equipment	131		120		112
Gross capital expenditures property, plant and equipment	43		40		33
Depreciation property, plant and equipment	31		32		31
Netherlands [Member]
Segment Reporting Information [Line Items]
Total revenue	94		123		126
Property, plant and equipment	180		187		232
Gross capital expenditures property, plant and equipment	22		23		12
Depreciation property, plant and equipment	43		60		98
Taiwan [Member]
Segment Reporting Information [Line Items]
Total revenue	112		80		115
Property, plant and equipment	80		70		81
Gross capital expenditures property, plant and equipment	32		18		29
Depreciation property, plant and equipment	23		25		25
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	303		329		337
Property, plant and equipment	8		9		34
Gross capital expenditures property, plant and equipment	2		2		4
Depreciation property, plant and equipment	3		3		6
Singapore [Member]
Segment Reporting Information [Line Items]
Total revenue	436		383		480
Property, plant and equipment	226		229		210
Gross capital expenditures property, plant and equipment	58		64		62
Depreciation property, plant and equipment	47		45		53
Germany [Member]
Segment Reporting Information [Line Items]
Total revenue	447		508		434
Property, plant and equipment	88		96		109
Gross capital expenditures property, plant and equipment	17		17		19
Depreciation property, plant and equipment	26		41		30
South Korea [Member]
Segment Reporting Information [Line Items]
Total revenue	238		216		202
Other Countries [Member]
Segment Reporting Information [Line Items]
Total revenue	1,029		1,041		1,212
Property, plant and equipment	357		352		386
Gross capital expenditures property, plant and equipment	77		57		99
Depreciation property, plant and equipment	$ 74		$ 84		$ 116

[1]	Excluding additional write down of property classified as held for sale (2010: $30 million).